Leases (Tables)	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
Future Minimum Commitments, net of Commissions

Chartered-in:	Amount
2013	$1,598
2014	33
Total	$1,631

Office space:	Amount
2013	$219
2014	129
2015	92
2016	64
2017	51
2018 and thereafter	152

Total	$707

Future Minimum Revenue, net of Commissions

Amount
2013	$141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794

Total minimum revenue, net of commissions	$363,748